UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22789

AIP Series Trust

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400, West Conshohocken, Pennsylvania        19428-2881

(Address of principal executive offices)                                             (Zip code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610-260-7600

Date of fiscal year end:  March 31, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ Third Quarter Report ¡ December 31, 2013 (unaudited)

	SHARES	VALUE (000)

Common Stocks (28.0%)
Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc. (a)	4,768	$98

Automobiles (0.8%)
General Motors Co. (a)	5,167	211

Capital Markets (5.7%)
American Capital Ltd. BDC (a)	7,328	115
Apollo Investment Corp. BDC	11,691	99
Ares Capital Corp. BDC	6,553	116
BlackRock Kelso Capital Corp. BDC	7,352	69
Blackstone Group LP	5,431	171
Fifth Street Finance Corp. BDC	6,722	62
Gladstone Capital Corp. BDC	4,475	43
Gladstone Investment Corp. BDC	4,785	39
Harris & Harris Group, Inc. BDC (a)	5,653	17
Hercules Technology Growth Capital, Inc. BDC	4,941	81
ICG Group, Inc. (a)	2,385	44
KCAP Financial, Inc. BDC	3,110	25
KKR & Co., LP BDC	5,794	141
Main Street Capital Corp. BDC	2,039	67
MCG Capital Corp. BDC	1,992	9
MVC Capital, Inc. BDC	3,631	49
NGP Capital Resources Co. BDC	4,577	34
PennantPark Investment Corp. BDC	3,986	46
Prospect Capital Corp. BDC	11,802	132
Safeguard Scientifics, Inc. (a)	1,729	35
Saratoga Investment Corp. BDC	325	5
Solar Capital Ltd. BDC	3,780	85
TICC Capital Corp. BDC	2,760	28
Triangle Capital Corp. BDC	1,250	35

		1,547

Communications Equipment (0.4%)
Polycom, Inc. (a)	9,870	111

Computers & Peripherals (1.6%)
Apple, Inc.	796	447

Diversified Consumer Services (1.2%)
American Public Education, Inc. (a)	2,388	104
H&R Block, Inc.	7,454	216

		320

Diversified Financial Services (0.2%)
Compass Diversified Holdings	2,332	46

Diversified Telecommunication Services (0.7%)
8x8, Inc. (a)	9,389	96
inContact, Inc. (a)	11,806	92

		188

Electric Utilities (0.8%)
Brookfield Infrastructure Partners LP (Canada)	1,248	49
ITC Holdings Corp.	330	31
Northeast Utilities	1,387	59

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ Third Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Pepco Holdings, Inc.	2,816	54
UIL Holdings Corp.	1,006	39

		232

Gas Utilities (0.6%)
AGL Resources, Inc.	590	28
Atmos Energy Corp.	358	16
Laclede Group, Inc. (The)	363	17
New Jersey Resources Corp.	206	10
Northwest Natural Gas Co.	331	14
ONEOK, Inc.	683	42
Piedmont Natural Gas Co., Inc.	523	17
Southwest Gas Corp.	246	14
WGL Holdings, Inc.	333	13

		171

Health Care Providers & Services (1.5%)
Aetna, Inc.	1,409	97
Chindex International, Inc. (a)	5,282	92
Cigna Corp.	1,410	123
HCA Holdings, Inc. (a)	2,099	100

		412

Health Care Technology (0.5%)
HealthStream, Inc. (a)	4,369	143

Hotels, Restaurants & Leisure (0.3%)
SeaWorld Entertainment, Inc.	2,792	80

Information Technology Services (0.7%)
Mastercard, Inc., Class A	241	201

Insurance (0.7%)
Aspen Insurance Holdings Ltd. (Bermuda)	2,264	94
XL Group PLC	2,833	90

		184

Internet Software & Services (1.6%)
Facebook, Inc., Class A (a)	2,533	139
Google, Inc., Class A (a)	127	142
Marchex, Inc., Class B (a)	18,383	159

		440

Life Sciences Tools & Services (0.4%)
Thermo Fisher Scientific, Inc.	969	108

Machinery (1.3%)
Actuant Corp., Class A	3,178	116
Colfax Corp. (a)	1,956	125
Middleby Corp. (The) (a)	456	109

		350

Media (1.1%)
Charter Communications, Inc., Class A (a)	821	112
Liberty Global PLC Series C (a)	2,106	178

		290

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ Third Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

Multi-Utilities (1.1%)
CenterPoint Energy, Inc.	1,477	34
Consolidated Edison, Inc.	1,349	75
NiSource, Inc.	1,158	38
NorthWestern Corp.	586	25
PG&E Corp.	1,487	60
Sempra Energy	649	58

		290

Oil, Gas & Consumable Fuels (2.0%)
Cheniere Energy, Inc. (a)	634	27
Crosstex Energy LP	370	10
Enbridge Energy Management LLC (a)	121	4
Enbridge, Inc. (Canada)	2,277	100
Kinder Morgan Management LLC (a)	244	19
Kinder Morgan, Inc.	1,846	66
Pembina Pipeline Corp. (a)	1,677	59
SemGroup Corp., Class A	103	7
Spectra Energy Corp.	1,830	65
Targa Resources Corp.	80	7
TransCanada Corp.	2,255	103
Williams Cos., Inc. (The)	2,134	82

		549

Pharmaceuticals (0.8%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,942	228

Professional Services (0.4%)
Corporate Executive Board Co. (The)	1,598	124

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. REIT	1,264	101

Semiconductors & Semiconductor Equipment (0.5%)
Marvell Technology Group Ltd.	10,181	146

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.	4,816	346

Water Utilities (0.6%)
American States Water Co.	894	26
American Water Works Co., Inc.	1,727	73
Aqua America, Inc.	1,709	40
California Water Service Group	1,419	33

		172

Wireless Telecommunication Services (0.5%)
Crown Castle International Corp. (a)	922	68
SBA Communications Corp., Class A (a)	672	60

		128

Total Common Stocks (Cost $6,991)		7,663

Investment Companies/Mutual Funds (66.8%)
AQR Managed Futures Strategy Fund (a)	102,497	1,086
BlackRock Global Long/Short Credit Fund	49,604	536
BlackRock High Yield Portfolio	114,747	942
Calamos Market Neutral Income Fund	118,641	1,522
DWS RREEF Real Estate Securities Fund	45,571	891
Eaton Vance Floating-Rate Advantaged Fund	48,691	545

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ Third Quarter Report ¡ December 31, 2013 (unaudited) (cont’d)

ETRACS Daily Long-Short VIX ETN (a)	65,207	1,151
Franklin Convertible Securities Fund	104,952	1,911
Kayne Anderson Energy Development Co. BDC	1,365	38
MainStay Marketfield Fund	132,145	2,447
PowerShares DB G10 Currency Harvest Fund (a)	42,393	1,078
RBC BlueBay Emerging Market Corporate Bond Fund	54,945	536
Robeco Boston Partners Long/Short Research Fund (a)	169,784	2,450
TCW Emerging Markets Local Currency Income Fund	82,173	800
TCW Total Return Bond Fund	53,349	535
Templeton Frontier Markets Fund	97,434	1,780

Total Investment Companies/Mutual Funds (Cost $17,771)		18,248

Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $1,299)	1,298,574	1,299

Total Investments (99.6%) (Cost $26,061) (c)+		27,210

Other Assets in Excess of Liabilities (0.4%)		121

Net Assets (100.0%)		$27,331

(a)	Non-income producing security.
(b)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(c)	Securities are available for collateral in connection with open futures contracts.
+	At December 31, 2013, the U.S. Federal income tax cost basis of investments was approximately $26,061,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,149,000 of which approximately $1,365,000 related to appreciated securities and approximately $216,000 related to depreciated securities.
BDC	Business Development Company.
REIT	Real Estate Investment Trust.

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2013:

	NUMBER OF CONTRACTS	VALUE (000)	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000)
Long:
S&P GSCI	5	$791	Jan-14	$2

Short:
S&P 500 E-Mini Index	16	(1,473)	Mar-14	(35)

				$(33)

AIP Series Trust

Notes to the Portfolio of Investments ¡ December 31, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement:

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013.

INSERT ASC 820 TABLE

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2013, the Fund did not have any investments transfer between investment levels.

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments Third Quarter Report December 31, 2013 (unaudited) (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Assets:
Common Stocks
Auto Components	$98	$—	$—	$98
Automobiles	211	—	—	211
Capital Markets	1,547	—	—	1,547
Communications Equipment	111	—	—	111
Computers & Peripherals	447	—	—	447
Diversified Consumer Services	320	—	—	320
Diversified Financial Services	46	—	—	46
Diversified Telecommunication Services	188	—	—	188
Electric Utilities	232	—	—	232
Gas Utilities	171	—	—	171
Health Care Providers & Services	412	—	—	412
Health Care Technology	143	—	—	143
Hotels, Restaurants & Leisure	80	—	—	80
Information Technology Services	201	—	—	201
Insurance	184	—	—	184
Internet Software & Services	440	—	—	440
Life Sciences Tools & Services	108	—	—	108
Machinery	350	—	—	350
Media	290	—	—	290
Multi-Utilities	290	—	—	290
Oil, Gas & Consumable Fuels	549	—	—	549
Pharmaceuticals	228	—	—	228
Professional Services	124	—	—	124
Real Estate Investment Trusts (REITs)	101	—	—	101
Semiconductors & Semiconductor Equipment	146	—	—	146
Textiles, Apparel & Luxury Goods	346	—	—	346
Water Utilities	172	—	—	172
Wireless Telecommunication Services	128	—	—	128
Total Common Stocks	7,663	—	—	7,663
Investment Companies/Mutual Funds	18,248	—	—	18,248
Short-Term Investment—Investment Company	1,299	—	—	1,299
Futures Contracts	2	—	—	2
Total Assets	27,212	—	—	27,212
Liabilities:
Futures Contracts	(35)	—	—	(35)
Total	$27,177	$—	$—	$27,177

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP Series Trust

/s/ John Gernon

John Gernon

Principal Executive Officer

February 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon

John Gernon

Principal Executive Officer

February 12, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

February 12, 2014

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, John Gernon, certify that:

1.	I have reviewed this report on Form N-Q of AIP Series Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 12, 2014

/s/ John Gernon

John Gernon

Principal Executive Officer

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of AIP Series Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 12, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer